SEGMENT REPORTING	12 Months Ended
Jun. 30, 2023
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 25. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has four operating segments: automation product and software, equipment and accessories, oilfield environmental protection and platform outsourcing services.

The following tables present summary information by segment for the years ended June 30, 2021, 2022 and 2023, respectively:

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Automation product and software	¥18,535,166	¥31,944,055	¥26,628,216	$3,672,199
Equipment and accessories	15,791,623	17,159,381	16,248,197	2,240,729
Oilfield environmental protection	11,043,979	25,335,363	19,116,560	2,636,294
Platform outsourcing services	2,567,807	9,338,772	5,121,405	706,274
Total revenue	¥47,938,575	¥83,777,571	¥67,114,378	$9,255,496

	For the year ended June 30, 2023
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥26,628,216	¥16,248,197	¥19,116,560	¥5,121,405	¥67,114,378
Cost of revenue and related tax	23,610,281	8,945,796	13,955,673	1,735,645	48,247,395
Gross profit	¥3,017,935	¥7,302,401	¥5,160,887	¥3,385,760	¥18,866,983
Depreciation and amortization	¥857,332	¥689,552	¥2,077,165	¥59,537	¥3,683,586
Total capital expenditures	¥803,311	¥46,681	¥75,728	¥14,953	¥940,673
Timing of revenue recognition
Goods transferred/service rendered at a point in time	¥18,640,699	¥16,248,197	¥19,116,560	¥4,470,462	¥58,475,918
Services rendered over time	7,987,517	—	—	650,943	8,638,460
Total revenue	¥26,628,216	¥16,248,197	¥19,116,560	¥5,121,405	¥67,114,378

	For the year ended June 30, 2022
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥31,944,055	¥17,159,381	¥25,335,363	¥9,338,772	¥83,777,571
Cost of revenue and related tax	29,824,014	10,479,615	20,222,446	3,826,759	64,352,834
Gross profit	¥2,120,041	¥6,679,766	¥5,112,917	¥5,512,013	¥19,424,737
Depreciation and amortization	¥421,619	¥814,960	¥2,045,601	¥57,688	¥3,339,868
Total capital expenditures	¥14,823	¥21,456	¥768,795	¥194,578	¥999,652
Timing of revenue recognition
Goods transferred/service rendered at a point in time	¥31,944,055	¥17,159,381	¥15,779,825	¥9,338,772	¥74,222,033
Services rendered over time	—	—	9,555,538	—	9,555,538
Total revenue	¥31,944,055	¥17,159,381	¥25,335,363	¥9,338,772	¥83,777,571

	For the year ended June 30, 2021
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥18,535,166	¥15,791,623	¥11,043,979	¥2,567,807	¥47,938,575
Cost of revenue and related tax	19,942,541	11,264,971	8,045,567	1,470,468	40,723,547
Gross profit	¥(1,407,375)	¥4,526,652	¥2,998,412	¥1,097,339	¥7,215,028
Depreciation and amortization	¥277,496	¥851,612	¥2,000,952	¥20,729	¥3,150,789
Total capital expenditures	¥26,761	¥136,224	¥315,944	¥43,487	¥522,416
Timing of revenue recognition
Goods transferred/service rendered at a point in time	¥18,535,166	¥15,791,623	¥9,654,418	¥2,567,807	¥46,549,014
Services rendered over time	—	—	1,389,561	—	1,389,561
Total revenue	¥18,535,166	¥15,791,623	¥11,043,979	¥2,567,807	¥47,938,575

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Total assets:
Automation product and software	¥147,377,607	¥167,009,315	$23,031,642
Equipment, accessories and others	149,876,933	170,809,759	23,555,743
Oilfield environmental protection	107,755,500	107,393,609	14,810,256
Platform outsourcing services	85,232,044	86,611,894	11,944,323
Total assets	¥490,242,084	¥531,824,577	$73,341,964